Project advances	12 Months Ended
Dec. 31, 2024
Project Advances [Abstract]
Project advances	Project advances

	December 31, 2024	December 31, 2023

Current	7,577	17,614
Non-current	—	1,972
Project advances	7,577	19,586
Project advances are comprised of recoverable advances made by the Group for the development process of new investment funds and the capture of non-capitalized investment funds. In both cases, the amounts are subject to reimbursement as provided for in the respective agreements between the Group and investors.